Summary of Significant Accounting Policies - Revenue - Estimated Amortization Expense for Contract Fulfillment Costs (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
2022	$ 47,393
2023	30,083
2024	$ 15,420